RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings					$ 1,985,000,000
Letter Of Credit Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 400,000,000		$ 400,000,000		$ 400,000,000
Brookfield Asset Management
Disclosure of detailed information about borrowings [line items]
Deposit	0	$ 600,000,000	0	$ 600,000,000
Interest expense	0	$ 0	0	$ 3,000,000
Brookfield Asset Management | Letter Of Credit Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 400,000,000		400,000,000
Brookfield Asset Management | Unsecured Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings			$ 0
LIBOR | Brookfield Asset Management | Letter Of Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%		1.80%